Warrant Liability - Schedule of (Gain) Loss on Revaluation of Share Purchase Warrant Liabilities (Parenthetical) (Details) - Private Placement October 19, 2015		12 Months Ended
	Oct. 18, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Risk-free interest rate	1.60%	0.70%
Expected life of options		9 months 18 days
Annualized volatility	62.00%	97.20%
Dividend rate	0.00%	0.00%